Deferred Tax (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Deferred Tax [Abstract]
Summary of Amounts Determined After Appropriate Offsetting

The following amounts determined after appropriate offsetting are shown in the consolidated statement of financial position:

	AS AT DECEMBER 31,
	2021	2020
Deferred tax asset to be recovered after more than 12 months	7,028	5,778
Deferred tax liability to be recovered after more than 12 months	—	—
	7,028	5,778

Summary of Change in Deferred Income Tax

The change in the deferred income tax account is as follows:

	AS AT DECEMBER 31,
	2021	2020
At January 1	5,778	—
Credit to the consolidated statement of comprehensive income	1,770	5,377
Translation differences	(520)	401
Deferred tax asset at December 31	7,028	5,778

Disclosure of Deferred Taxes Calculated on Temporary Differences

Deferred taxes are calculated on temporary differences under the liability method using the principal tax rate within the relevant jurisdiction. The balance is comprised of the following:

	AS AT DECEMBER 31,
	2021	2020
Intangible assets	6,481	4,956
Trading losses and other allowances	547	822
Net deferred tax assets	7,028	5,778